United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2002.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	10/30/02

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      384     9500 SH       SOLE                     9500
Ambac Financial                COM              023139108     5302    98378 SH       SOLE                    98378
BB&T                           COM              054937107      318     9083 SH       SOLE                     9083
BISYS Group                    COM              055472104     4762   284985 SH       SOLE                   284985
BP PLC                         COM                             264     6627 SH       SOLE                     6627
Bank of America                COM              060505104     5255    82372 SH       SOLE                    82372
Baxter International           COM              071813109     1559    51045 SH       SOLE                    51045
BellSouth                      COM              079860102      221    12053 SH       SOLE                    12053
ChevronTexaco                  COM              166764100      222     3204 SH       SOLE                     3204
Cintas                         COM              172908105     1638    39064 SH       SOLE                    39064
Cisco Systems                  COM              17275R102     7131   680393 SH       SOLE                   680393
Comerica                       COM              200340107      343     7112 SH       SOLE                     7112
Concord EFS                    COM              206197105     2465   155220 SH       SOLE                   155220
DENTSPLY Intl                  COM              249030107     3492    86935 SH       SOLE                    86935
Deere & Company                COM              244199105      454    10000 SH       SOLE                    10000
Dell Computers                 COM              247025109      213     9065 SH       SOLE                     9065
Dow Chemical                   COM              260543103      345    12636 SH       SOLE                    12636
Ecolab                         COM              278865100      251     6025 SH       SOLE                     6025
Exxon Mobil                    COM              30231G102     3377   105871 SH       SOLE                   105871
Fifth Third Bancorp            COM              316773100     2554    41718 SH       SOLE                    41718
General Electric               COM              369604103     4941   200466 SH       SOLE                   200466
Home Depot                     COM              437076102     1504    57618 SH       SOLE                    57618
Intel                          COM              458140100      304    21893 SH       SOLE                    21893
Jacobs Engineering             COM              469814107     3927   127180 SH       SOLE                   127180
Johnson & Johnson              COM              478160104     5225    96609 SH       SOLE                    96609
L-3 Communications             COM              502424104     3242    61524 SH       SOLE                    61524
LabCorp                        COM              50540R409     4171   123490 SH       SOLE                   123490
Liberty Media                  COM              530718105      146    20312 SH       SOLE                    20312
Liberty Media 'B'              COM              001957307      348    47596 SH       SOLE                    47596
Linear Technology              COM              535678106     3289   158746 SH       SOLE                   158746
Lowe's                         COM              548661107      447    10800 SH       SOLE                    10800
MBNA                           COM              55262L100     6527   355102 SH       SOLE                   355102
Mack Cali                      COM              554489104     2084    64855 SH       SOLE                    64855
Maxim Integrated               COM              57772K101      912    36850 SH       SOLE                    36850
McCormick & Co Vtg             COM              579780107      446    19558 SH       SOLE                    19558
McDonald's                     COM              580135101      222    12587 SH       SOLE                    12587
Medtronic                      COM              585055106     4571   108527 SH       SOLE                   108527
Merck                          COM              589331107     2309    50510 SH       SOLE                    50510
Microsoft                      COM              594918104     6527   149213 SH       SOLE                   149213
Northrop Grumman               COM              666807102     1839    14825 SH       SOLE                    14825
Omnicom Group                  COM              681919106     6296   113080 SH       SOLE                   113080
PepsiCo                        COM              713448108      712    19257 SH       SOLE                    19257
Pfizer                         COM              717081103     4924   169676 SH       SOLE                   169676
Procter & Gamble               COM              742718109      672     7524 SH       SOLE                     7524
QUALCOMM                       COM              747525103     2325    84178 SH       SOLE                    84178
Raytheon                       COM              755111507     3312   113030 SH       SOLE                   113030
SBC Communications             COM              78387G103      251    12507 SH       SOLE                    12507
Sprint PCS                     COM              852061506      176    89650 SH       SOLE                    89650
St. Jude Medical               COM              790849103     1715    48030 SH       SOLE                    48030
Sysco                          COM              871829107     2311    81400 SH       SOLE                    81400
Tenet Healthcare               COM              88033G100     5072   102470 SH       SOLE                   102470
VERITAS Software               COM              923436109      946    64496 SH       SOLE                    64496
Verizon Communication          COM              92343V104      333    12152 SH       SOLE                    12152
Wal-Mart Stores                COM              931142103      670    13601 SH       SOLE                    13601
Walgreen                       COM              931422109     8585   279108 SH       SOLE                   279108
Washington REIT                COM              939653101      257    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     4078    84671 SH       SOLE                    84671
Xilinx                         COM              983919101     2292   144700 SH       SOLE                   144700
Invesco High Yield Fund                                         35 11300.218SH       SOLE                11300.218